COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                  COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES
                                  (THE "FUND")

                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2007


Effective October 1, 2007, Lawrence W. Lin and Brian D. Neigut have joined as co-portfolio managers of the Fund.

The section of the prospectus entitled "How the Funds Are Managed: Investment Advisor" is hereby amended to add Messrs. Lin and Neigut:

Lawrence W. Lin, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since October 2007. Mr. Lin joined Columbia Advisors in December 2006 and has worked within the investment management industry since 1998.

Brian D. Neigut, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since October 2007. Mr. Neigut joined Columbia Advisors in February 2007 and has worked within the investment management industry since 1995.





                                                                October 1, 2007

                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                  COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES
                                  (THE "FUND")

     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007

Effective October 1, 2007, Lawrence W. Lin and Brian D. Neigut have joined as co-portfolio managers of the Fund. Unless stated otherwise, information is provided as of August 31, 2007.

     The information in the table under the heading "Portfolio Managers - Other Accounts Managed by Portfolio Managers" is hereby supplemented with the addition of the following:

---------------- ------------------------------ ----------------------------- -------------------------------
                     Other SEC-registered         Other pooled investment             Other accounts
                 open-end and closed-end funds            vehicles
---------------- ------------------------------ ----------------------------- -------------------------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
                   Number of        Assets        Number of        Assets        Number of        Assets
                    accounts                       accounts                      accounts
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
Lawrence W. Lin        7            $1.922            1           $900,000          32         $132 million
                                    billion
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
Brian D. Neigut        7            $1.922            1           $900,000          30         $132 million
                                    billion
---------------- --------------- -------------- --------------- ------------- ---------------- --------------


The following is added to the table under the heading "Ownership of Securities":

------------------------------------ ----------------------------------------
         PORTFOLIO MANAGER            DOLLAR RANGE OF EQUITY SECURITIES IN
                                      THE FUND BENEFICIALLY OWNED
------------------------------------ ----------------------------------------
------------------------------------ ----------------------------------------
          Lawrence W. Lin                              $0
------------------------------------ ----------------------------------------
------------------------------------ ----------------------------------------
          Brian D. Neigut                              $0
------------------------------------ ----------------------------------------


 The following is added to the table under the heading "Compensation":

------------------------- ---------------------------------- -------------------------------------------
   PORTFOLIO MANAGER            PERFORMANCE BENCHMARK                        PEER GROUP
------------------------- ---------------------------------- -------------------------------------------
------------------------- ---------------------------------- -------------------------------------------
Lawrence W. Lin                Russell Mid Cap Index,        Morningstar Mid Growth Funds VIT Category
                            Russell Mid Cap Growth Index

------------------------- ---------------------------------- -------------------------------------------
------------------------- ---------------------------------- -------------------------------------------
Brian D. Neigut                Russell Mid Cap Index,        Morningstar Mid Growth Funds VIT Category
                            Russell Mid Cap Growth Index

------------------------- ---------------------------------- -------------------------------------------


                                                                October 1, 2007